Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' equity
Schedule of stockholders' equity number of shares

	Betterware de	Betterware de México, S.A.P.I. de C.V.
	México, S.A.P.I. de	and BLSM Latino America Servicios,
	C.V.	S.A. de C.V. (1)
	As of December 31,	As of January 03,	As of December 31,
	2021	2021	2019

Fixed capital	10,000	10,000	10,000
Variable capital	37,306,546	36,574,968	8,687,317
	37,316,546	36,584,968	8,697,317
(1)	As of December 31, 2019, for the period ended December 31, 2019, the Group presented combined financial statements including Betterware and BLSM as they were entities under common control. The Group previously prepared combined statements of changes in net parent investment when all periods presented represented the combined results of both entities. As a result of the merger in March 2020, which resulted in BLSM becoming a wholly owned subsidiary of Betterware and the issuance of shares to the existing shareholders of such entities, the Group now prepares consolidated financial statements as of such date. The Group has therefore presented a combined statement of changes in stockholders’ equity for the period ended December 31, 2019, (presenting the net parent investment gross by including contributed capital and retained earnings, rather than net as presented in prior periods), as management believes it is a preferable presentation for comparability purposes with the existing share structure and presentation applicable to the consolidated financial statements as of December 31, 2021, and January 3, 2021, and for the periods ended December 31, 2021, and January 3, 2021.